Other assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other assets, net [Abstract]
Accounts receivable	₩ 7,666,217	₩ 6,295,129
Domestic exchange settlement debit	6,121,332	2,973,751
Guarantee deposits	1,152,434	1,158,693
Present value discount	(44,694)	(50,170)
Accrued income	1,896,822	1,624,992
Prepaid expense	194,040	163,727
Suspense payments	73,153	63,486
Sundry assets	92,221	53,034
Separate account assets	2,650,302	3,040,534
Advance payments	616,996	219,861
Unamortized deferred acquisition cost	786,134	888,262
Other	423,759	170,338
Allowances for impairment	(56,798)	(49,679)
Total Other Assets	₩ 21,571,918	₩ 16,551,958